Property and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net	$ 49,872	$ 65,945
Successor [Member]
Property and equipment, gross		106,600
Accumulated depreciation		(40,655)
Predecessor [Member]
Property and equipment, gross			280,654
Accumulated depreciation			(162,414)
Property and equipment, net			118,240
Computer Software [Member] | Successor [Member]
Property and equipment, gross		12,292
Computer Software [Member] | Predecessor [Member]
Property and equipment, gross			63,607
Furniture and Fixtures [Member] | Successor [Member]
Property and equipment, gross		14,895
Furniture and Fixtures [Member] | Predecessor [Member]
Property and equipment, gross			36,471
Office Equipment [Member] | Successor [Member]
Property and equipment, gross		73,205
Office Equipment [Member] | Predecessor [Member]
Property and equipment, gross			180,576
Leasehold improvements [Member] | Successor [Member]
Property and equipment, gross		$ 6,208
Leasehold improvements [Member] | Predecessor [Member]
Property and equipment, gross